Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Operating leases

We have entered into operating lease agreements primarily for our office spaces in China. These leases expire through 2019 and are renewable upon negotiation. Future minimum rental payment required under the Office Lease is as follows:

Year ending December 31:	Amount
2019	$268,128

Contingencies

Lawsuit with Gansu Jinlun Culture Media Co., Ltd.

On August 22, 2014, Zhong Chuan Rui You and Gansu Jinlun Culture Media Co., Ltd. (“Gansu Jinlun”) signed a “Lanzhou Railway Bureau Air-conditioned Train Wi-Fi Network System Advertising Operation Rights Agreement” for advertising on 72 trains of $1,467,880 (RMB9,604,633). Due to a dispute on the project implementation, Zhong Chuan Rui You did not pay the advertising fee. On August 23, 2017, Gansu Jinlun filed a lawsuit with Gansu Intermediate People’s Court. On December 19, 2017, Gansu Intermediate People’s Court issued a verdict, ruling that Zhong Chuan Rui You settle the overdue advertising fee.

Zhong Chuan Rui You and Gansu Jinlun are negotiating a potential settlement to resume the contract. According to legal counsel, it is probable that the settlement will amount to approximately $459,000 (RMB3,000,000); therefore, this amount has been accrued in accounts payable.